revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Accounts receivable
Customer accounts receivable	$ 2,569	$ 2,636
Accrued receivables - customer	506	468
Allowance for doubtful accounts	(93)	(94)
Total	2,982	3,010
Accrued receivables - other	256	306
Accounts receivable - current	$ 3,238	$ 3,316